Restructuring	3 Months Ended
Mar. 31, 2020
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring

Restructuring charges

No restructuring charge was recognized during the three months ended March 31, 2020 (March 31, 2019: $Nil).

Prior Period Restructuring charges

A restructuring charge of $12.5 million was recognized during the year ended December 31, 2018 under a restructuring plan adopted following a review of operations. The restructuring plan reflected resource rationalization across the business to improve resource utilization, resulting in a charge of $9.7 million and office consolidation resulting in the recognition of an onerous lease obligation of $2.8 million. No additional charge was recorded during the three months ended March 31, 2020.

	Workforce reductions	Onerous Lease	Total
	(in thousands)
Initial restructuring charge recorded	$9,684	$2,806	$12,490
Utilization	(5,399)	(672)	(6,071)
Provision at December 31, 2018	$4,285	$2,134	$6,419
Utilization	(3,554)	(1,228)	(4,782)
Provision at December 31, 2019	$731	$906	$1,637
Utilization	(430)	(186)	(616)
Provision at March 31, 2020	$301	$720	$1,021

At March 31, 2020, $0.6 million is included within other liabilities and $0.4 million within non-current other liabilities.